Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Money Market Fund))	0 Months Ended
Nov. 21, 2012
Class A
Average Annual Return:
1 Year	0.01%
5 Years	1.55%
10 Years (or life of class, if less)	1.76%
Inception Date	Apr. 17, 1974
Class Y
Average Annual Return:
1 Year	0.01%
5 Years	1.63%
10 Years (or life of class, if less)	2.20%
Inception Date	Aug. 27, 2004